Note 7 - Leases - Operating Lease, Lease Cost (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022
Operating leases (Year)		10 months 24 days	9 months 18 days
Operating subleases (Year)		10 months 24 days
Operating leases (1)	[1]	12.20%	16.20%

[1]	Upon adoption of the new lease standard, discount rates used for existing leases were established at January 1, 2019.